Investments Subject to Significant Influence and Equity Income (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entity [Line Items]
Investments subject to significant influence
Equity Income Percentage
Carrying Value For the year ended of
As at December 31 December 31 Ownership
millions of dollars 2022 2021 2022 2021 2022
LIL
(1)
$

740 $

682 $

58 $

54

31.9
NSPML

501

533

29

49

100.0
M&NP

(2)

128

123

21

20

12.9
Lucelec
(2)

49

44

4

4

19.5
Bear Swamp

(3)
-

-

17

16

50.0
$

1,418 $

1,382 $

129 $

143
(1) Emera indirectly owns 100

per cent of the Class B units, which comprises
24.5

per cent of the total units issued. Percentage
ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to
complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon final costing of

all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission

Assets and Maritime
Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these
transmission developments.
(2) Although Emera’s ownership percentage of these entities is relatively low,

it is considered to have significant influence over the
operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in
these entities using the equity method.

(3) The investment balance in Bear Swamp is in a credit position primarily as a result of a $ 179 million distribution received in 2015.
Bear Swamp's credit investment balance of $ 95

million (2021 – $
104

million) is recorded in Other long-term liabilities on the
Consolidated Balance Sheets.

NSPML
Variable Interest Entity [Line Items]
Investments subject to significant influence
Emera accounts for its variable interest investment in NSPML as an equity investment (note 32).
NSPML's consolidated summarized balance sheets are illustrated as follows:
As at December 31
millions of dollars 2022 2021
Balance Sheets
Current assets $

17 $

25
PP&E

1,517

1,587
Regulatory assets

265

247
Non-current assets

29

31
Total assets $

1,828 $

1,890
Current liabilities $

48 $

50
Long-term debt
(1)

1,149

1,189
Non-current liabilities

130

118
Equity

501

533
Total liabilities and equity $

1,828 $

1,890
(1) The project debt has been guaranteed by the Government of Canada.